LACERTE GUARDIAN FUND
Investment Objective
The Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LACERTE GUARDIAN FUND	Class I	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	4.50%
Maximum deferred sales charge (load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LACERTE GUARDIAN FUND (USD $)		Class I	Class A
Management Fees		1.75%	1.75%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.90%	1.23%
Acquired Fund Fees and Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		2.82%	3.40%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example LACERTE GUARDIAN FUND (USD $)	Class I	Class A
1 Year	285	777
3 Years	874	1,448
5 Years	1,489	2,140
10 Years	3,147	3,969

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in exchange traded funds ('ETFs') that invest in large capitalization equity securities as well as large capitalization equity (common and preferred) securities, while (1) purchasing protective put options on the portfolio of equity securities using the adviser's propriety analysis methodology and (2) writing call options. The Fund defines a company as large capitalization or large-cap if its market capitalization at the time of purchase is above the lower end of the capitalization range of companies in the Standard and Poor's 500 Index. As of December 31, 2010, the lower end of this range was  $640 million.

The Fund's adviser believes the option strategy will provide a level of protection against large drops in the Fund's value. This strategy is also commonly referred to as 'hedging' or 'collaring.' It typically consists of selling covered call options and buying put options to hedge individual equities or ETFs in the Fund's portfolio. In addition, a portion of the Fund's assets will be used to purchase options employing strategies that the Fund's adviser believes will offer additional protection to the Fund's assets as well the potential for additional portfolio appreciation.

When the Fund purchases a put option, the Fund has the right to sell a particular security at a predetermined price (exercise price) during the life of the option. The puts are "protective" because they protect the Fund from a decline in the underlying equity's price below the strike price.

When the Fund sells a covered call option, the purchaser of the option has the right to buy a particular security at a predetermined price (exercise price) during the life of the option. The option is "covered" because the Fund owns the security at the time it sells the option. The income received by the Fund from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.

In general, the adviser buys securities (including put options) and writes call options that its proprietary analysis methodology classifies as quantitatively attractive and sells securities and buys back calls when the adviser believes more compelling investments are available.

Under normal conditions, the Fund invests primarily in equity securities and options purchased on equity securities.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's performance.

Call Option Risk. When the Fund writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Fund could significantly underperform the market.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

Management Risk. The ability of the Fund to meet its investment objective is directly related to the adviser's assessment of the attractiveness and potential appreciation of particular investments. The advisor's use of a "protected" option strategy is not a guarantee of positive performance.

Market Risk. The Fund's investments may decline in value if the stock markets perform poorly.

Put Option Risk. When the Fund purchases a put option it may lose the entire premium paid for a put option and, consequently, the Fund could significantly underperform the market. In addition, the seller of the option may default and not purchase the security from the Fund at the exercise price, in which case the 'protection' of the put option will not be realized.

Tax Risk. The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, stocks that are protected with put options may not be eligible for long term capital gains.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class I shares over time to the performance of a broad-based securities market index. Performance for Class A shares will be presented after Class A has a full calendar year of operations. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.lacerteguardianfund.com or by calling 1-877-738-9888.

Calendar Year Total Returns for Class A at NAV

Best Quarter Second Quarter 2009 6.03% Worst Quarter Third Quarter 2008 (10.71)%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Returns prior to October 1, 2009, reflect total returns for the Fund's predecessor limited partnership. The performance prior to October 1, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee. The Fund has been managed in the same style since the predecessor limited partnership's inception on March 1, 2007. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership's investment goals, policies, guidelines and restrictions. From its inception on March 1, 2007 through October 1, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

The S and P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. An investor cannot invest directly in an index.

Performance Table Average Annual Total Returns (For period ended December 31, 2010)
Average Annual Total Returns LACERTE GUARDIAN FUND	1 Year	Since Inception	Inception Date
Class I	1.66%	4.48%	Mar 1, 2007
Class I Return after taxes on distributions	1.66%	4.48%	Mar 1, 2007
Class I Return after taxes on distributions and sale of Fund shares	1.08%	3.85%	Mar 1, 2007
S &P 500 Index	15.06%	(0.74%)	Mar 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 18, 2011
Prospectus Date	rr_ProspectusDate	Jan 18, 2011
LACERTE GUARDIAN FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
1 Year	rr_ExpenseExampleYear01	285
3 Years	rr_ExpenseExampleYear03	874
5 Years	rr_ExpenseExampleYear05	1,489
10 Years	rr_ExpenseExampleYear10	3,147
Annual Return 2008	rr_AnnualReturn2008	(19.17%)
Annual Return 2009	rr_AnnualReturn2009	12.86%
Annual Return 2010	rr_AnnualReturn2010	1.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.93%)
1 Year	rr_AverageAnnualReturnYear01	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
LACERTE GUARDIAN FUND | Class I | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
LACERTE GUARDIAN FUND | Class I | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
LACERTE GUARDIAN FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%
1 Year	rr_ExpenseExampleYear01	777
3 Years	rr_ExpenseExampleYear03	1,448
5 Years	rr_ExpenseExampleYear05	2,140
10 Years	rr_ExpenseExampleYear10	3,969
LACERTE GUARDIAN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LACERTE GUARDIAN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other gemini Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in exchange traded funds ('ETFs') that invest in large capitalization equity securities as well as large capitalization equity (common and preferred) securities, while (1) purchasing protective put options on the portfolio of equity securities using the adviser's propriety analysis methodology and (2) writing call options. The Fund defines a company as large capitalization or large-cap if its market capitalization at the time of purchase is above the lower end of the capitalization range of companies in the Standard and Poor's 500 Index. As of December 31, 2010, the lower end of this range was  $640 million.

The Fund's adviser believes the option strategy will provide a level of protection against large drops in the Fund's value. This strategy is also commonly referred to as 'hedging' or 'collaring.' It typically consists of selling covered call options and buying put options to hedge individual equities or ETFs in the Fund's portfolio. In addition, a portion of the Fund's assets will be used to purchase options employing strategies that the Fund's adviser believes will offer additional protection to the Fund's assets as well the potential for additional portfolio appreciation.

When the Fund purchases a put option, the Fund has the right to sell a particular security at a predetermined price (exercise price) during the life of the option. The puts are "protective" because they protect the Fund from a decline in the underlying equity's price below the strike price.

When the Fund sells a covered call option, the purchaser of the option has the right to buy a particular security at a predetermined price (exercise price) during the life of the option. The option is "covered" because the Fund owns the security at the time it sells the option. The income received by the Fund from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.

In general, the adviser buys securities (including put options) and writes call options that its proprietary analysis methodology classifies as quantitatively attractive and sells securities and buys back calls when the adviser believes more compelling investments are available.

Under normal conditions, the Fund invests primarily in equity securities and options purchased on equity securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its net assets in preferred securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's performance.

Call Option Risk. When the Fund writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Fund could significantly underperform the market.

ETF Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

Management Risk. The ability of the Fund to meet its investment objective is directly related to the adviser's assessment of the attractiveness and potential appreciation of particular investments. The advisor's use of a "protected" option strategy is not a guarantee of positive performance.

Market Risk. The Fund's investments may decline in value if the stock markets perform poorly.

Put Option Risk. When the Fund purchases a put option it may lose the entire premium paid for a put option and, consequently, the Fund could significantly underperform the market. In addition, the seller of the option may default and not purchase the security from the Fund at the exercise price, in which case the 'protection' of the put option will not be realized.

Tax Risk. The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, stocks that are protected with put options may not be eligible for long term capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class I shares over time to the performance of a broad-based securities market index. Performance for Class A shares will be presented after Class A has a full calendar year of operations. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.lacerteguardianfund.com or by calling 1-877-738-9888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gemini.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below shows the fund's performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 6.03% Worst Quarter Third Quarter 2008 (10.71)%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Returns prior to October 1, 2009, reflect total returns for the Fund's predecessor limited partnership. The performance prior to October 1, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee. The Fund has been managed in the same style since the predecessor limited partnership's inception on March 1, 2007. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited partnership's investment goals, policies, guidelines and restrictions. From its inception on March 1, 2007 through October 1, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

The S and P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. An investor cannot invest directly in an index.

LACERTE GUARDIAN FUND | S &P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.